Other Revenue - Schedule of Other Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Other Revenue [Abstract]
Other travel services - car and rail booking	$ 49,877	$ 18,608	$ 7,503
Marketing alliances - advertising and brand alliance	25,405	18,595	18,007
Ancillary services	19,143	14,258	5,925
Miscellaneous revenue	2,610	1,582	1,249
Total	$ 97,035	$ 53,043	$ 32,684